CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 2,591	$ 2,397	$ (204)
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income (loss), net of taxes of $nil (2017 – $9 million, 2016 – $3 million)	5	53	(18)
Reclassification to net earnings (loss), net of taxes of $6 million (2017 – $5 million, 2016 – $2 million)	(39)	(33)	(13)
Net change in derivative financial instruments designated as cash flow hedges	(34)	20	(31)
Foreign currency translation adjustment
Translation of net investment	224	(158)	26
Other comprehensive income (loss), net of taxes	190	(138)	(5)
Comprehensive income (loss)	$ 2,781	$ 2,259	$ (209)